Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Trade and other non-current receivables [abstract]
Security deposits for lease contracts	€ 3,984	€ 641	€ 852
Receivable from extraordinary disposal	549	761	986
Other			299
Total	€ 4,533	€ 1,402	€ 2,137